Income taxes (Components of Income Before Income Taxes) (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016
Income before income taxes:
Parent company and domestic subsidiaries	¥ 1,880,971	¥ 1,423,208	¥ 1,834,413
Foreign subsidiaries	739,458	770,617	1,148,968
Income before income taxes and equity in earnings of affiliated companies	¥ 2,620,429	¥ 2,193,825	¥ 2,983,381